Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Future minimum guaranteed interest rate		100.00%
Policy and contract claim reserves	100.00%	100.00%
Liability for deposit-type contracts	100.00%